CONTRIBUTED EQUITY	12 Months Ended
Jun. 30, 2020
CONTRIBUTED EQUITY [Abstract]
CONTRIBUTED EQUITY
12.	CONTRIBUTED EQUITY

	Note		2020 US$	2019 US$
Issued capital
1,035,320,206 fully paid ordinary shares (2019: 670,380,352) (2018: 559,030,352)	12(a	)	74,877,325	48,853,707

(a)	Movements in issued capital

Details	Number of Ordinary Shares	Issue Price	US$
2020
Opening balance at July 1, 2019	670,380,352		48,853,707
Issue of shares – share placement (July 2019)	145,000,000	A$0.145	14,557,710
Issue of shares – U.S public offering (June 2020)	206,500,000	A$0.09	12,877,547
Issue of shares – exercise of incentive options	8,939,854	-	706,570
Issue of shares – non-executive directors	2,000,000	-	93,989
Issue of shares – conversion of performance rights	2,500,000	-	114,072
Share issue costs	-	-	(2,326,270)
Closing balance at June 30, 2020	1,035,320,206		74,877,325

2019
Opening balance at July 1, 2018	559,030,352		40,483,348
Issue of shares – share placement	111,000,000	A$0.11	8,831,759
Issue of shares – conversion of rights	350,000	-	48,465
Share issue costs	-	-	(509,865)
Closing balance at June 30, 2019	670,380,352		48,853,707

(b)	Rights attaching to ordinary shares

The rights attaching to fully paid ordinary shares (“Shares”) arise from a combination of the Company’s Constitution, statute and general law. Shares issued following the exercise of Options or conversion of Performance Rights in accordance with notes 13(c) and 13(d) will rank equally in all respects with the Company’s existing Shares.

(i)
Shares - The issue of shares in the capital of the Company and options over unissued shares by the Company is under the control of the directors, subject to the Corporations Act 2001, ASX Listing Rules and any rights attached to any special class of shares.

(ii)
Meetings of Members - Directors may call a meeting of members whenever they think fit.  Members may call a meeting as provided by the Corporations Act 2001.  The Constitution contains provisions prescribing the content requirements of notices of meetings of members and all members are entitled to a notice of meeting.  A meeting may be held in two or more places linked together by audio-visual communication devices.  A quorum for a meeting of members is 2 shareholders. The Company holds annual general meetings in accordance with the Corporations Act 2001 and the Listing Rules.

(iii)
Voting - Subject to any rights or restrictions at the time being attached to any shares or class of shares of the Company, each member of the Company is entitled to receive notice of, attend and vote at a general meeting.  Resolutions of members will be decided by a show of hands unless a poll is demanded.  On a show of hands each eligible voter present has one vote.  However, where a person present at a general meeting represents personally or by proxy, attorney or representative more than one member, on a show of hands the person is entitled to one vote only despite the number of members the person represents. On a poll each eligible member has one vote for each fully paid share held and a fraction of a vote for each partly paid share determined by the amount paid up on that share.

(iv)
Changes to the Constitution - The Company’s Constitution can only be amended by a special resolution passed by at least three quarters of the members present and voting at a general meeting of the Company.  At least 28 days’ written notice specifying the intention to propose the resolution as a special resolution must be given.

(v)
Listing Rules - Provided the Company remains admitted to the Official List, then despite anything in its Constitution, no act may be done that is prohibited by the Listing Rules, and authority is given for acts required to be done by the Listing Rules.  The Company’s Constitution will be deemed to comply with the Listing Rules as amended from time to time.